Rendering of services - Contract liabilities (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2019	Apr. 01, 2018
Deferred revenue
Contract liabilities	₨ 1,378,155	₨ 2,365,197
Advances received from customers during the period	894,487
Applied to revenue	842,715
Refunded to customers	5,624
Advance from customer
Deferred revenue
Contract liabilities	702,444	894,487
Deferred revenue
Deferred revenue
Contract liabilities	₨ 675,711	₨ 1,470,710